Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 173,661	$ 396,745
Restricted cash	25,381	28,526
Accounts receivable, net of allowance of $25,332 (December 31, 2021 - $22,413)	577,879	502,416
Contract assets (note 28)	91,924	71,294
Warehouse receivables (note 25)	29,623	174,717
Income tax recoverable	21,970	13,373
Prepaid expenses and other current assets (note 8)	247,635	339,847
Real estate held for sale - current	45,353	44,089
Total current assets	1,213,426	1,571,007
Other receivables	12,461	12,441
Contract assets (note 28)	15,755	7,647
Other assets (note 8)	138,510	99,983
Fixed assets (note 10)	164,493	144,755
Operating lease right-of-use assets	341,623	316,517
Deferred tax assets, net (note 23)	63,460	68,502
Intangible assets (note 11)	1,159,910	561,830
Goodwill, Ending Balance	1,988,539	1,091,048
Total noncurrent assets	3,884,751	2,302,723
Total assets	5,098,177	3,873,730
Current liabilities
Accounts payable and accrued expenses	503,189	391,170
Accrued compensation	625,565	691,604
Income tax payable	32,282	35,446
Contract liabilities (note 28)	25,616	30,397
Less: current portion	1,360	1,458
Contingent acquisition consideration - current (note 25)	42,942	120,246
Warehouse credit facilities (note 15)	24,286	162,911
Operating lease liabilities (note 9)	84,989	80,928
Liabilities related to real estate held for sale (note 6)	1,353	23,095
Total current liabilities	1,341,582	1,537,255
Long-term debt (note 13)	1,437,739	529,596
Contingent acquisition consideration (note 25)	48,287	34,425
Operating lease liabilities (note 9)	322,496	296,633
Other liabilities	91,105	86,064
Deferred tax liabilities, net (note 23)	57,754	42,371
Convertible notes (note 14)	226,534	225,214
Total noncurrent liabilities	2,183,915	1,214,303
Redeemable non-controlling interests (note 18)	1,079,306	536,903
Shareholders' equity
Common shares (note 19)	845,680	852,167
Contributed surplus	104,504	79,407
Deficit	(384,199)	(279,724)
Accumulated other comprehensive loss	(76,288)	(70,251)
Total Company shareholders' equity	489,697	581,599
Non-controlling interests	3,677	3,670
Total shareholders' equity	493,374	585,269
Total liabilities and shareholders' equity	5,098,177	3,873,730
Commitments and contingencies (note 26)